MINING EXPLORATION AGREEMENT	12 Months Ended
Dec. 31, 2024
Key Mining Corp [Member]
Restructuring Cost and Reserve [Line Items]
MINING EXPLORATION AGREEMENT

NOTE 3 – MINING EXPLORATION AGREEMENT

On August 20, 2021, the Company, through its subsidiary, entered into a Mining Exploration Agreement and Promise to Incorporate a Company (“SQM Agreement”) with Sociedad Quimicay Mineral De Chile S.A. (“SQM). Pursuant to the SQM Agreement, the Company has the right to perform exploration work on the copper mining rights owned by SQM in the Fiel Rosita District of Chile, comprising approximately 37,755 hectares. The term of the SQM Agreement is six years, subject to earn-in requirements as well as non-reimbursable minimum exploration expense, both detailed below. The Company is required to provide a feasibility study for the project to SQM after which the Company and SQM will agree to move ahead in an 80/20 partnership towards development and construction of the project. Lease payments for the property are outlined below:

KEY MINING CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

On June 23, 2023, the SQM Agreement was amended to change the dates of the minimum exploration expenditures, which were previously August 31, to December 31 of each year, and to change to final installment payment to December 31, 2027. Lease payments for the property are outlined below, reflecting the amendment:

On December 28, 2023, the SQM Agreement was amended to change the date of the minimum exploration expenditure, which was previously August 31, 2022 to December 31, 2023, to August 31, 2022 to July 31, 2024 in consideration of payment of $200,000. Lease payments for the property are outlined below, reflecting the amendment:

Annual payments to SQM

Date Due	Amount
Initial payment August 20, 2021 (paid August 20, 2021)	$75,000
August 30, 2022 (paid August 30, 2022)	125,000
August 30, 2023 (paid August 25, 2023)	175,000
August 30, 2024	500,000
August 30, 2025	1,000,000
August 30, 2026	2,000,000
August 30, 2027	6,125,000
Total	$10,000,000

Required minimum work commitments on or prior to each anniversary date are as follows:

Minimum exploration expenditures

Date Due	Amount
From Aug 30, 2021 to Aug 30, 2022	325,281
From Aug 31, 2022 to July 31, 2024	2,174,719
From January 1, 2024 to December 31, 2024	3,000,000
From January 1, 2025 to December 31, 2025	4,000,000
From January 1, 2026 to December 31, 2026	5,000,000
From January 1, 2027 to December 31, 2027	5,500,000
Total	$20,000,000

Any exploration expenses incurred by KMC in excess of the minimum exploration expense during a given period shall be carried over to the next period, except an excess overall will not be reimbursable to KMC. If KMC falls short of the minimum exploration expense during a given period, it may directly pay the difference to SQM within thirty calendar days of the end of the corresponding period, or it may, only once, increase the minimum exploration expense for the following period. The Company did not meet the minimum exploration expense spending through August 31, 2022 and has elected to increase the minimum exploration expense for the following period.

On April 30, 2024, pursuant to the SQM Exploration Agreement, KM Chile delivered a termination notice to SQM. As a result, all KM Chile’s and SQM’s obligations under the SQM Agreement terminated. The Company recorded an impairment charge of $375,000 during the year ended December 31, 2023 and there is no carrying value of the Fiel Rosita asset as at December 31, 2024 or 2023.

KEY MINING CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023